Goodwill - Additional Information (Detail)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	[1]	Dec. 31, 2014 USD ($)	Dec. 31, 2000 Branch
Goodwill And Other Intangible Assets [Line Items]
Goodwill		$ 2,808,000	$ 2,808,000		$ 2,808,000
Number of branches purchased during the years 1994 through 2000 | Branch						5
Impairment of goodwill	$ 0

[1]	Derived from Audited December 31, 2015 Financial Statements